UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact name of registrant as specified in charter)

3350 Monarch Lane

Annandale, VA  22003

 (Address of principal executive offices) (Zip code)

Steven M. Wegener

3350 Monarch Lane

Annandale, VA  22003

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

WEGENER ADAPTIVE GROWTH FUND

A SERIES OF THE WEGENER INVESTMENT TRUST

December 31, 2012

(Unaudited)

WEGENER ADAPTIVE GROWTH FUND

Portfolio Illustration

December 31, 2012 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments excluding options, short term investments and cash equivalents.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 90.36%

Agricultural Production-Livestock & Animal Specialties - 2.44%
1,300	Cal-Maine Foods, Inc.	$ 52,286

Air Transportation, Scheduled - 2.39%
4,000	Hawaiian Holdings, Inc. *	26,280
4,400	Republic Airways Holdings, Inc. *	24,992
		51,272
Biological Products (No Diagnostic Substances) - 3.02%
9,200	PDL Biopharma, Inc.	64,768

Cable & Other Pay Television Services - 1.13%
650	Comcast Corp. Class A	24,284

Cigarettes - 1.63%
300	Lorillard, Inc.	35,001

Communication Services, NEC - 1.05%
450	DIRECTV *	22,572

Crude Petroleum & Natural Gas - 1.66%
3,800	Transglobe Energy Corp. *	35,682

Fire, Marine & Casualty Insurance - 12.21%
2,970	Amtrust Financial Services, Inc.	85,209
500	Chubb Corp.	37,660
500	Endurance Specialty Holdings, Ltd.	19,845
2,700	Maiden Holdings, Ltd.	24,813
1,650	Tower Group, Inc.	29,353
600	The Travelers Companies, Inc.	43,092
5,000	Universal Insurance Holdings, Inc.	21,900
		261,872
Gold & Silver Ores - 1.51%
1,000	Gold Fields, Ltd. ADR	12,490
200	Randgold Resources, Ltd. ADR *	19,842
		32,332
Industrial Instruments for Measurement, Display & Control - 1.51%
646	Mesa Laboratories, Inc.	32,371

Insurance Agents, Brokers & Services - 2.86%
1,300	Catamaran Corp. *	61,230

Medicinal Chemicals & Botanical Products - 2.85%
3,115	Nutraceutical International Corp.	51,522
290	Usana Health Sciences, Inc. *	9,550
		61,072
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.03%
45	Intuitive Surgical, Inc. *	22,067

Personal Credit Institutions - 3.45%
250	Credit Acceptance Corp. *	25,420
650	World Acceptance Corp. *	48,464
		73,884
Pharmaceutical Preparations - 14.14%
250	Alexion Pharmaceuticals, Inc. *	23,435
700	Astrazeneca PLC ADR	33,089
400	Celgene Corp. *	31,388
1,550	Hi Tech Pharmacal Co., Inc.	54,219
750	Jazz Pharmaceuticals Plc *	39,938
1,200	Lilly Eli & Co.	59,184
3,200	Spectrum Pharmaceuticals, Inc.	35,795
700	Teva Pharmaceutical Industries, Ltd. ADR	26,138
		303,186
Real Estate - 0.41%
65	Altisource Asset Management Corp. *	5,330
217	Altisource Residential Corp. *	3,432
		8,762
Retail-Auto Dealers & Gasoline - 4.30%
900	Americas Car Mart, Inc. *	36,468
2,200	Delek US Holdings, Inc.	55,704
		92,172
Retail-Catalog & Mail-Order Houses - 1.13%
2,100	PC Connection, Inc.	24,150

Retail-Drug Stores & Proprietary Stores - 1.13%
450	Express Scripts Holding Co. *	24,300

Services-Business Services, NEC - 0.87%
30	Priceline.com, Inc. *	18,612

Services-Computer Integrated Systems Design - 1.91%
4,922	Cimatron, Ltd. (Israel)	22,494
1,150	Ebix, Inc.	18,538
		41,032
Services-Computer Programming Services - 4.15%
600	Cognizant Technology Solutions Corp. *	44,329
5,000	Perion Network Ltd. *	44,700
		89,029
Services-Medical Laboratories - 2.07%
1,550	Bio Reference Laboratories, Inc. *	44,376

Services-Miscellaneous Business Services - 2.63%
650	Altisource Portfolio Solutions S.A. *	56,326

State Commercial Banks - 2.75%
2,040	Monarch Financial Holdings, Inc.	16,769
2,000	Republic Bankcorp Inc. Class A	42,260
		59,029
Surgical & Medical Instruments & Apparatus - 0.91%
600	Mindray Medical International Ltd. ADR *	19,620

Telephone Communications - 0.14%
124	Vivo Participacoes S.A. ADR	2,983

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.11%
400	Preformed Line Products Co.	23,768

Wholesale-Computer & Peripheral Equipment & Software - 0.11%
217	Wayside Technology Group, Inc.	2,407

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.92%
1,450	Amerisourcebergen Corp.	62,611

Wholesale-Electronic Parts & Equipment NEC - 2.48%
2,400	Tessco Technologies, Inc.	53,136

Wholesale-Groceries, General Line - 1.95%
650	Amcon Distributing Co.	41,892

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 2.01%
391	MWI Veterinary Supply, Inc. *	43,010

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.46%
2,500	LKQ Corp. *	52,750

Wholesale-Petroleum & Petroleum Products - 2.04%
4,000	Aegean Marine Petroleum Network, Inc.	21,120
550	World Fuel Service Corp.	22,643
		43,763

TOTAL FOR COMMON STOCKS (Cost $1,679,133) - 90.36%		1,937,607

REAL ESTATE INVESTMENT TRUSTS - 2.65%
2,250	PennyMac Mortgage Investment Trust	56,903
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $38,939) - 2.65%		56,903

PUT OPTIONS - 3.34%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index *
2,200	March 2013 Puts @ 850	66,660

	S&P 500 Index *
100	March 2013 Puts @ 1,445	4,970

	Total (Premiums Paid $75,556) - 3.34%	71,630

SHORT TERM INVESTMENTS - 7.28%
156,120	Fidelity Money Market Portfolio Class Select 0.09% **	156,120

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $156,120) - 7.28%		156,120

TOTAL INVESTMENTS (Cost $1,949,748) - 103.63%		2,222,260

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.63)%		(77,870)

NET ASSETS - 100.00%		$ 2,144,390

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Written Options
December 31, 2012 (Unaudited)

CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

Russell 2000 Index
2,200	March 2013 Calls @ 850	$ 65,120

S&P 500 Index
100	March 2013 Calls @ 1,445	3,020

	Total (Premiums Received $66,746)	$ 68,140

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Valuation Inputs of Assets
Common Stocks	$ 1,937,607	$ -	$ -	$ 1,937,607
Real Estate Investment Trusts	56,903	-	-	56,903
Put Options	71,630	-	-	71,630
Short-Term Investments:
Fidelity Money Market Portfolio Class Select	156,120	-	-	156,120
	$ 2,222,260	$ -	$ -	$ 2,222,260

	Level 1	Level 2	Level 3	Total
Valuation Inputs of Liabilities
Call Options	$ 68,140	$ -	$ -	$ 68,140
	$ 68,140	$ -	$ -	$ 68,140

The Fund did not hold any Level 3 assets during the six months ended December 31, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statement of Assets and Liabilities
December 31, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,949,748)	$ 2,222,260
Receivables:
Dividends and Interest	825
Receivable from Advisor	2,930
Prepaid Expenses	1,516
Total Assets	2,227,531

Liabilities:
Call Options Written (premiums received $66,746)	68,140
Accrued Expenses	15,001
Total Liabilities	83,141

Net Assets	$ 2,144,390

Net Assets Consist of:
Paid In Capital	$ 3,519,055
Undistributed Net Investment Loss	(298)
Accumulated Realized Loss on Investments	(1,645,485)
Unrealized Appreciation in Value of Investments	271,118
Net Assets, for 363,685 Shares Outstanding	$ 2,144,390

Net Asset Value Per Share	$ 5.90

Minimum Redemption Price Per Share *	$ 5.81

* The Fund will charge a 1.50% redemption fee on shares redeemed within 180 days of purchase.
The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statement of Operations
For the Six Months Ended December 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign tax withheld of $438)	$ 42,291
Interest	74
Total Investment Income	42,365

Expenses:
Advisory Fees (Note 3)	14,284
Legal Fees	2,801
Audit Fees	5,178
Transfer Agent Fees	7,743
Custody Fees	3,994
Trustee Fees	2,044
Registration Fees	7,031
Insurance Fees	322
Miscellaneous Fees	127
Total Expenses	43,524
Fees Waived and Reimbursed by the Advisor	(20,785)
Net Expenses	22,739

Net Investment Income	19,626

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	40,654
Realized Loss on Options	(281,270)
Net Realized Loss on Investments and Options	(240,616)

Net Change in Unrealized Appreciation on:
Investments	64,475
Options	109,817
Net Change in Unrealized Appreciation on Investments and Options	174,292

Realized and Unrealized Loss on Investments and Options	(66,324)

Net Decrease in Net Assets Resulting from Operations	$ (46,698)

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2012	6/30/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 19,626	$ 6,767
Net Realized Loss on Investments and Options	(240,616)	(565,415)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	174,292	(202,596)
Net Decrease in Net Assets Resulting from Operations	(46,698)	(761,244)

Distributions to Shareholders:
Net Investment Income	(26,691)	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	(26,691)	-

Capital Share Transactions	(120,882)	(138,369)

Total Decrease in Net Assets	(194,271)	(899,613)

Net Assets:
Beginning of Period	2,338,661	3,238,274

End of Period (Including Undistributed Net Investment Income (Loss) of $(298) and $6,767, respectively)
	$ 2,144,390	$ 2,338,661

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended				Years Ended
	12/31/2012		6/30/2012		6/30/2011	6/30/2010	6/30/2009	6/30/2008

Net Asset Value, at Beginning of Period	$ 6.10		$ 8.12		$ 8.50	$ 8.00	$ 11.36	$ 11.19

Income From Investment Operations:
Net Investment Income (Loss) *	0.05		0.02		(0.04)	(0.04)	0.11	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.18)		(2.04)		(0.38)	0.62	(0.49)	0.81
Total from Investment Operations	(0.13)		(2.02)		(0.42)	0.58	(0.38)	0.79

Distributions:
Net Investment Income	(0.07)		-		(0.01)	(0.09)	(0.02)	-
Realized Gains	-		-		-	-	(2.96)	(0.62)
Total from Distributions	(0.07)		-		(0.01)	(0.09)	(2.98)	(0.62)

Redemption Fees (a)	-	†	-	†	0.05	0.01	-	-

Net Asset Value, at End of Period	$ 5.90		$ 6.10		$ 8.12	$ 8.50	$ 8.00	$ 11.36

Total Return **	(2.07)%		(24.88)%		(4.32)%	7.29%	3.36%	7.40%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,144		$ 2,339		$ 3,238	$ 6,661	$ 1,034	$ 993
Before Waivers
Ratio of Expenses to Average Net Assets ***	3.81%		5.14%		3.19%	3.87%	4.86%	6.00%
Ratio of Net Investment Income (Loss) to Average Net Assets ***	(0.10)%		(2.86)%		(1.70)%	(2.28)%	(1.55)%	(4.22)%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.99%		1.99%		1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets ***	1.72%		0.29%		(0.50)%	0.39%	1.34%	(0.21)%
Portfolio Turnover	39.62%		108.54%		110.20%	76.60%	124.70%	95.86%

(a) The Fund will charge a 1.50% redemption fee on shares redeemed within 180 days of purchase.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
*** Annualized for periods of less than one year.
† Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012 (UNAUDITED)

Note 1. Organization

The Wegener Adaptive Growth Fund (the “Fund”), is a diversified series of the Wegener Investment Trust (the “Trust”), an open-end registered investment company that was organized as an Ohio business trust on January 23, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is currently the only series authorized by the Trustees. The Fund’s investment objective is long-term capital appreciation while attempting to protect capital during negative market conditions using hedging strategies. The Fund’s principal investment strategy is to invest in a portfolio of common stocks that the Fund’s investment manager, Wegener, LLC (the “Advisor”), believes has superior prospects for appreciation.  The Fund commenced operations September 13, 2006.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of December 31, 2012.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fee – To discourage short-term trades by investors, the Fund will impose a redemption fee of 1.50% of the total redemption amount (calculated at market value) if shares are redeemed within 180 days of purchase.  There were $22 in redemption fees collected for the Fund during the six months ended December 31, 2012.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  See Note 8.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.25%.

The Advisor has contractually agreed to waive fees and/or reimburse the expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect costs of investing in other funds; and extraordinary expenses) at 1.99% of its average daily net assets through October 31, 2013. Advisory fee waivers and expense reimbursements by the Advisor are subject to repayment by the Fund for a period of three years after such fees and expenses are incurred provided that the repayments do not cause the ordinary expenses to exceed 1.99% per annum. For the six months ended December 31, 2012, the Advisor earned Advisory fees of $14,284, which were waived; the Advisor reimbursed the fund an additional $6,501 for a total of $20,785 in fees waived by the Advisor.  As of December 31, 2012, the Advisor owed the Fund $2,930.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund.  Fees including the waiver, or expenses reimbursed during a given fiscal year may be paid to the Advisor during the following three fiscal year periods to the extent that payment of such expenses does not cause the Fund to exceed the expense limitation.  As of June 30, 2012, the unreimbursed amounts paid or waived by the Advisor on behalf of the Fund are $184,859.  As of June 30, 2012, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2010	June 30, 2013	$ 51,494
June 30, 2011	June 30, 2014	$ 58,748
June 30, 2012	June 30, 2015	$ 74,617

Note 4. Related Party Transactions

Steven M. Wegener is the control person of the Advisor and also serves as a Trustee and Officer of the Trust.  Mr. Wegener receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2012 was $3,519,055 representing 363,685 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,898	$ 11,619	169,261	$ 1,063,513
Redemption fees	-	22	-	289
Shares reinvested	4,456	26,561	-	-
Shares redeemed	(25,903)	(159,084)	(184,945)	(1,202,171)
Net Increase (Decrease)	(19,549)	$ (120,882)	(15,684)	$ (138,369)

Note 6. Options

Transactions in written call options during the six months ended December 31, 2012 were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at June 30, 2012	29	$ 125,687
Options written	46	133,124
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	(52)	(192,065)
Options outstanding at December 31, 2012	23	$ 66,746

Transactions in purchased options during the six months ended December 31, 2012 were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at June 30, 2012	29	$ 128,444
Options purchased	46	159,583
Options exercised	-	-
Options expired	-	-
Options terminated in closing sale transaction	(52)	(212,471)
Options outstanding at December 31, 2012	23	$ 75,556

The Fund adopted ASC 815, “Disclosures about Derivative Instruments and Hedging Activities”, effective July 1, 2009.

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Call options written                                 ($68,140)

    Asset

Derivatives

Investments in Securities                           $71,630

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2012 by the Fund are recorded in the following locations in the Statement of Operations:

                                                                                   Realized

Unrealized

Location

Gain/(Loss)

Location

Gain/(Loss)

Call options                             Realized

                     Change in Unrealized

Written &                          Loss on Options

($281,270)                          Depreciation

 $109,817

Purchased

                                              on Options

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Note 7. Investment Transactions

For the six months ended December 31, 2012, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $873,142 and $1,277,571, respectively.  Purchases and sales of options aggregated $480,249 and $192,926, respectively.

Note 8. Tax Matters

As of June 30, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for the Fund were as follows:

Undistributed Ordinary Income

$         6,767

Short-term Capital Loss carryforward no expiration

$   (838,999)

Long-term Capital Loss carryforward no expiration

     (480,302)

$(1,319,301)

Post-October capital loss deferrals realized between 11/1/11 and 6/30/12*

$    200,705

Gross unrealized appreciation on investment securities

$    287,190

Gross unrealized depreciation on investment securities

      (72,259)

Net unrealized appreciation on investment securities

$    214,931

Cost of investment securities, including short-term investments and call options **

$ 2,226,449

* These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending June 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

On December 26, 2012 the Wegener Adaptive Growth Fund paid a net investment income gain of $0.0743 per share, for a total distribution of $26,691.  There were no distributions paid during the year ended June 30, 2012.

The tax character of the distributions paid for the six months ended December 31, 2012 and year ended June 30, 2012 were as follows:

Distributions paid from:	December 31, 2012	June 30, 2012
Ordinary income	$ 26,691	$ 0
	$ 26,691	$ 0

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of December 31, 2012, the Wegener family, in aggregate, owned approximately 84.34% of the Fund and may be deemed to control the Fund.

Note 10. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The Pronouncement requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact that this Pronouncement may have on the Fund’s financial statements.

Wegener Adaptive Growth Fund
Expense Illustration
December 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Wegener Adaptive Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2012 through December 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2012	December 31, 2012	July 1, 2012 to December 31, 2012

Actual	$1,000.00	$979.27	$9.93
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WEGENER ADAPTIVE GROWTH FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2012 (UNAUDITED)

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 595-4077.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling 1-800-595-4077.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request, by calling our toll free number 1-800-595-4077.

Board of Trustees

Michael E. Kitces

Mark D. Pankin

Steven M. Wegener

Investment Adviser

Wegener, LLC

3350 Monarch Lane

Annandale, VA 22003

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Wegener Adaptive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

(c)

EX-99.CODE OF ETHICS.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     *Steven M. Wegener

     President and Treasurer

Date: February 27, 2013

*Print the name and title of each signing officer under his or her signature.